As filed with the Securities and Exchange Commission on August 25, 2017

 1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 54	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 55	[X]

Innovator ETFs Trust
(formerly Academy Funds Trust)

(Exact name of registrant as specified in charter)

120 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 22, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 54

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 46, as it relates to Innovator Ultra Shield S&P 500 ETF; CBOE Annual PTP Strategy, (MONTH) Series, a series of the Registrant, until September 22, 2017. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 46 under the Securities Act of 1933 as it relates to Innovator Ultra Shield S&P 500 ETF; CBOE Annual PTP Strategy, (MONTH) Series (formerly Innovator Shielded S&P 500 ETF; 1 Up to a Cap, 1 Down, Shielded from -5% to -35%, CBOE Annual PTP Strategy, (MONTH) Series), a series of the Registrant, filed on May 15, 2017, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 25th day of August, 2017.

INNOVATOR ETFS TRUST

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	August 25, 2017
H. Bruce Bond

/s/ John W. Southard	Treasurer	August 25, 2017
John W. Southard

/s/ Mark Berg	Trustee	August 25, 2017
Mark Berg

/s/ Joe Stowell	Trustee	August 25, 2017
Joe Stowell

/s/ Brian J. Wildman	Trustee	August 25, 2017
Brian J. Wildman

[Chapman and Cutler LLP]

August 25, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (formerly Academy Funds Trust)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 54 and under the Investment Company Act of 1940, as amended, Amendment No. 55 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator Ultra Shield S&P 500 ETF; CBOE Annual PTP Strategy, (MONTH) Series (formerly Innovator Shielded S&P 500 ETF; 1 Up to a Cap, 1 Down, Shielded from -5% to -35%, CBOE Annual PTP Strategy, (MONTH) Series), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective on September 22, 2017.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures